Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Grant of Equity Awards - Equity Award Grant Policy
The Compensation Committee has adopted an equity award grant policy ("Equity Award Grant Policy") that establishes a predictable and deliberative process for consideration and approval of equity awards. Under the policy, new hire, promotion or retention equity awards generally have a grant date that is two calendar weeks after the later of the date on which the recipient's employment begins, promotion is effective, or retention event occurs and the date on which all necessary corporate actions for the approval of the applicable equity award are complete. Regular annual "refresh" equity awards have a grant date that is on or after the date of approval of the equity award by the Compensation Committee. The Equity Award Grant Policy also includes rules on how we calculate the number of shares of our Common Stock subject to equity awards granted based on a target grant date dollar value.
The exercise price of all newly issued stock options and stock appreciation rights must be equal to or greater than the fair market value of our Common Stock on the date of grant.
Under the Equity Award Grant Policy, we do not grant “refresh” equity awards or any stock options during blackout periods under our Insider Trading Policy or during the pendency of any additional trading restrictions imposed under the Company’s Insider Trading Policy. Instead, the grant date for such refresh equity awards and stock option awards is delayed until the later of (i) the third trading day following the day on which the Company’s quarterly financial results for the relevant quarter are publicly disclosed or (ii) the date on which the trading window otherwise opens (i.e., when any additional trading restrictions imposed under the Company’s Insider Trading Policy have been terminated). This Policy is intended to ensure that the Company does not grant refresh equity awards or stock option awards close in time to the release of material nonpublic information.
During 2025, the Company did not grant any stock options, and accordingly, no stock options were granted during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method	Under the policy, new hire, promotion or retention equity awards generally have a grant date that is two calendar weeks after the later of the date on which the recipient's employment begins, promotion is effective, or retention event occurs and the date on which all necessary corporate actions for the approval of the applicable equity award are complete. Regular annual "refresh" equity awards have a grant date that is on or after the date of approval of the equity award by the Compensation Committee. The Equity Award Grant Policy also includes rules on how we calculate the number of shares of our Common Stock subject to equity awards granted based on a target grant date dollar value.
The exercise price of all newly issued stock options and stock appreciation rights must be equal to or greater than the fair market value of our Common Stock on the date of grant.
Under the Equity Award Grant Policy, we do not grant “refresh” equity awards or any stock options during blackout periods under our Insider Trading Policy or during the pendency of any additional trading restrictions imposed under the Company’s Insider Trading Policy. Instead, the grant date for such refresh equity awards and stock option awards is delayed until the later of (i) the third trading day following the day on which the Company’s quarterly financial results for the relevant quarter are publicly disclosed or (ii) the date on which the trading window otherwise opens (i.e., when any additional trading restrictions imposed under the Company’s Insider Trading Policy have been terminated).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Under the policy, new hire, promotion or retention equity awards generally have a grant date that is two calendar weeks after the later of the date on which the recipient's employment begins, promotion is effective, or retention event occurs and the date on which all necessary corporate actions for the approval of the applicable equity award are complete. Regular annual "refresh" equity awards have a grant date that is on or after the date of approval of the equity award by the Compensation Committee. The Equity Award Grant Policy also includes rules on how we calculate the number of shares of our Common Stock subject to equity awards granted based on a target grant date dollar value.
The exercise price of all newly issued stock options and stock appreciation rights must be equal to or greater than the fair market value of our Common Stock on the date of grant.
Under the Equity Award Grant Policy, we do not grant “refresh” equity awards or any stock options during blackout periods under our Insider Trading Policy or during the pendency of any additional trading restrictions imposed under the Company’s Insider Trading Policy. Instead, the grant date for such refresh equity awards and stock option awards is delayed until the later of (i) the third trading day following the day on which the Company’s quarterly financial results for the relevant quarter are publicly disclosed or (ii) the date on which the trading window otherwise opens (i.e., when any additional trading restrictions imposed under the Company’s Insider Trading Policy have been terminated).
MNPI Disclosure Timed for Compensation Value	true